Share-based Payments - Number of RSUs, PSUs and DSUs Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	839	864
Granted	689	400
Exercised	(385)	(381)
Forfeited	(308)	(70)
Expired		(15)
Reinvested		41
Units outstanding, end of year	835	839
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	1,640	1,683
Granted	1,196	529
Exercised	(431)	(636)
Forfeited	(133)	(13)
Reinvested		77
Units outstanding, end of year	2,272	1,640
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	589	828
Granted	392	190
Exercised	(155)	(454)
Reinvested		25
Units outstanding, end of year	826	589